Other Income/(Expense), Net - Schedule of Other Income/(Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Foreign exchange losses, net	$ (1,106)	$ (153)	$ (1,893)
Government grants	1,012	2,283	1,662
Gains on disposal of property and equipment, net	94	375	339
Fair value gains/(losses) on other investments	(12,363)	4,909
Others	487	140	182
Total	$ (11,876)	$ 7,554	$ 290